Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Nuveen Ohio Quality Municipal Income Fund

333 West Wacker Drive

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06385

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of the class or series of securities of Nuveen Ohio Quality Municipal Income Fund (the “Fund”) to be redeemed:

Preferred shares of the series indicated below:

Variable Rate Demand Preferred Shares (“VRDP Shares”), Liquidation Preference $100,000 per share, of the following series:

Series 1 (CUSIP #670980 879)

(2)	Date on which the securities are expected to be called or redeemed:

Date
Series 1 VRDP Shares	On or about March 29, 2023

The redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

(3)	Applicable provision of the governing instrument pursuant to which the securities are to be redeemed:

The Series 1 VRDP Shares selected for redemption are to be redeemed pursuant to Section 10(a) of Part I of the Statement Establishing and Fixing the Rights and Preferences of Series 1 Variable Rate Demand Preferred Shares (the “Statement”) and Section 2.4(c) of the Notice of Special Rate Period (2017 Special Rate Period) (Designating a Subsequent Rate Period as a Special Rate Period for Series 1 Variable Rate Demand Preferred Shares).

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem its 1,480 outstanding Series 1 VRDP Shares.

[Remainder of Page Left Blank]

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 24th day of March, 2023.

NUVEEN OHIO QUALITY MUNICIPAL INCOME FUND

By:	/s/ Mark L. Winget
Name:	Mark L. Winget
Title:	Vice President and Secretary